UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22906

                             Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                     Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                   Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

                    April 30, 2017

Virtus Newfleet Credit Opportunities Fund
(f/k/a Virtus Credit Opportunities Fund)

Virtus Aviva Multi-Strategy Target Return Fund
(f/k/a Virtus Multi-Strategy Target Return Fund)

Virtus Duff & Phelps Select MLP and Energy Fund
(f/k/a Virtus Select MLP and Energy Fund)

Virtus Strategic Income Fund

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this report that reviews the performance of your fund for the six-month period ended April 30, 2017.

The Federal Reserve (“the Fed”) raised interest rates twice during the six months — first in December 2016, then again in March 2017 — a clear signal that it believes the U.S. economy is on a growth path, as evidenced by strong jobs, housing, and consumer spending data. At the same time, other major central banks renewed their commitment to monetary stimulus, adding further reassurance to global markets. Rounding out the optimistic picture, corporate earnings were generally strong for the first quarter of 2017. The expected pro-growth policies of the new administration, if implemented, could have continued positive impacts on earnings and the markets.

Despite a short-lived selloff in November following the U.S. election, market sentiment gave way to a “Trump bump” that lifted equities through the end of the six-month period. U.S. large- and small-cap stocks returned 13.32% and 18.37%, as measured by the returns of the S&P 500® Index and Russell 2000® Index, respectively. Within international equities, developed markets outperformed their emerging peers, with the MSCI EAFE® Index (net) up 11.47%, compared with the MSCI Emerging Markets Index (net), which returned 8.88%.

Demand for U.S. Treasuries remained strong, driven by foreign investors seeking safe havens and yield in light of the negative interest rate environment in many international economies. On April 30, 2017, the benchmark 10-year U.S. Treasury yielded 2.29%, as compared with 1.84% six months earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was down 0.67% for the six months, while non-investment grade bonds gained 5.30%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies.

On behalf of our investment affiliates, thank you for entrusting Virtus with your assets. Should you have questions about your account or require assistance, please visit our website at Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2017

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

Disclosure of Fund Expenses (Unaudited)

For the six-month period of November 1, 2016 to April 30, 2017

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Alternative Solutions Trust Fund (each, a “Fund”) you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class A and Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I and Class R6 shares are sold without sales charges. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested from November 1, 2016 through April 30, 2017 and held for the entire period. The following Expense Table illustrates your Fund’s costs in two ways.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Expense Table
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Credit Opportunities Fund
Actual
Class A	$1,000.00	$1,041.00	1.35%	$6.83
Class C	1,000.00	1,036.50	2.11	10.65
Class I	1,000.00	1,041.00	1.11	5.62
Class R6	1,000.00	1,042.00	1.04	5.27
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.10	1.35%	$6.76
Class C	1,000.00	1,014.33	2.11	10.54
Class I	1,000.00	1,019.29	1.11	5.56
Class R6	1,000.00	1,019.64	1.04	5.21
Aviva Multi-Strategy Target Return Fund
Actual
Class A	$1,000.00	$1,010.50	1.69%	$8.42
Class C	1,000.00	1,007.30	2.44	12.14
Class I	1,000.00	1,012.30	1.44	7.18
Class R6**	1,000.00	1,021.80	1.41	6.95
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.41	1.69%	$8.45
Class C	1,000.00	1,012.69	2.44	12.18
Class I	1,000.00	1,017.65	1.44	7.20
Class R6	1,000.00	1,017.80	1.41	7.05
Duff & Phelps Select MLP and Energy Fund
Actual
Class A	$1,000.00	$1,089.20	1.56%	$8.08
Class C	1,000.00	1,084.80	2.30	11.89
Class I	1,000.00	1,090.20	1.30	6.74
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.06	1.56%	$7.80
Class C	1,000.00	1,013.39	2.30	11.48
Class I	1,000.00	1,018.35	1.30	6.51
Virtus Strategic Income Fund
Actual
Class A	$1,000.00	$1,013.70	1.14%	$5.69
Class C	1,000.00	1,008.90	1.89	9.41
Class I	1,000.00	1,013.90	0.90	4.49
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.14	1.14%	$5.71
Class C	1,000.00	1,015.42	1.89	9.44
Class I	1,000.00	1,020.33	0.90	4.51

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one half-year period.

**	November 3, 2016 is the date the Fund started accruing expenses. Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (178) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one half-year period.

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about the Funds’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

KEY INVESTMENT TERMS

Bloomberg Barclays U.S. Aggregate Bond Index

An index that measures the U.S. investment-grade, fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

An index that measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange–Traded Funds (ETF)

A Fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Exchange–Traded Notes (ETN)

Senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees.

Federal Reserve (the “Fed”)

The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

iShares®

Represents shares of an open-end exchange-traded fund.

London Interbank Offered Rate (LIBOR)

A benchmark rate that some of the world’s leading banks charge each other for short-term loans.

Master Limited Partnership (MLP)

Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.

MSCI EAFE®Index

A free float-adjusted, market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

A free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with gross dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

KEY INVESTMENT TERMS  (Continued)

Over–the–Counter (OTC)

Trading that is done directly between two parties, without any supervision of an exchange.

Payment–in–Kind Security (PIK)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

S&P 500® Index

A free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.

Standard & Poor’s Depositary Receipt (SPDR)

Shares of a security designed to track the value of the S&P 500® Index. SPDRs trade on the American Stock Exchange under the symbol SPY. One SPDR unit is valued at approximately one-tenth of the value of the S&P 500® Index. Dividends are distributed quarterly, and are based on the accumulated stock dividends held in trust, less any expenses of the trust.

VIRTUS ALTERNATIVE SOLUTIONS

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS

APRIL 30, 2017 (Unaudited)

For each Fund, the following tables present portfolio holdings within certain sectors and as a percentage of total investments, net of written options, attributable to each sector.

Newfleet Credit Opportunities Fund

Corporate Bonds		62%
Consumer Discretionary	14
Energy	9
Utilities	9
Information Technology	9
Materials	8
Health Care	6
All other Corporate Bonds	7
Loan Agreements		23
Convertible Bonds		1
Common Stocks		1
Other (includes short-term investments)		13

Total		100%

Duff & Phelps Select MLP and Energy Fund

Master Limited Partnerships and Related Companies		98%
Petroleum Transportation & Storage	22
Diversified	21
Gathering/Processing	20
Downstream/Other	10
Natural Gas Pipelines	7
Marine Shipping	7
Upstream	4
Electric, LDC & Power	4
Exchange Traded Funds	3
Other (includes short-term investments)		2

Total		100%

Aviva Multi-Strategy Target Return Fund
U.S. Government Securities	64%
Foreign Government Securities	9
Exchange-Traded Funds	5
Common Stocks	5
Purchased Options	3
Purchased Swaptions	1
Other (includes short-term investments)	13

Total	100%

Strategic Income Fund

Corporate Bonds		6%
Consumer Discretionary	2
Energy	1
Healthcare	1
All other Corporate Bonds	2
Asset-Backed Securities		1
Other (includes short-term investments)		93

Total		100%

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

CORPORATE BONDS—65.8%

Consumer Discretionary—14.3%
Caesars Entertainment Operating Co., Inc. 10.000%, 12/15/18(2)	$3,500	$ 3,047
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20	1,900	1,929
Iheart Communication Escrow 0.000%, 2/1/21(3)	515	—
iHeartCommunications, Inc. 10.000%, 1/15/18	500	392
9.000%, 12/15/19	1,000	829
Laureate Education, Inc. 144A 8.250%, 5/1/25(4)	755	778
LBI Media, Inc. 144A 10.000%, 4/15/19(4)	3,000	2,993
Lee Enterprises, Inc./IA 144A 9.500%, 3/15/22(4)	1,500	1,586
SFR SA 144A 7.375%, 5/1/26(4)	500	528
Univision Communications, Inc. 144A 5.125%, 2/15/25(4)	1,000	1,000

		13,082

Consumer Staples—2.2%
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(4)	990	1,030
Post Holdings, Inc. 144A 5.000%, 8/15/26(4)	960	957

		1,987

Energy—10.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 144A 7.500%, 5/1/25(4)	326	339
Blue Racer Midstream LLC / Blue Racer Finance Corp. 144A 6.125%, 11/15/22(4)	190	195
Callon Petroleum Co. 144A 6.125%, 10/1/24(4)	583	614
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	1,000	1,012

	PAR VALUE	VALUE

Energy—continued
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(4)	$120	$ 135
Chesapeake Energy Corp. 6.875%, 11/15/20	1,000	1,010
Citgo Holding, Inc. 144A 10.750%, 2/15/20(4)	2,359	2,542
Covey Park Energy LLC / Covey Park Finance Corp. 144A 7.500%, 5/15/25(4)	175	175
Diamond Offshore Drilling, Inc. 4.875%, 11/1/43	250	182
EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/1/20	495	471
EP Energy LLC / Everest Acquisition Finance, Inc. 144A 8.000%, 11/29/24(4)	560	589
Laredo Petroleum, Inc. 6.250%, 3/15/23	500	508
Noble Holding International, Ltd. 7.750%, 1/15/24	500	459
Transocean, Inc. 144A 9.000%, 7/15/23(4)	470	503
Weatherford International, Ltd. 144A 9.875%, 2/15/24(4)	415	486

		9,220

Financials—0.6%
Navient Corp. 7.250%, 9/25/23	500	525

Health Care—6.2%
CHS/Community Health Systems, Inc. 5.125%, 8/1/21	1,000	995
Eagle Holding Co. II LLC. PIK Capitalization, 7.625% Interest or 8.375% Capitalization 144A 7.625%, 5/15/22(4)	155	158
Endo, Ltd. / Endo Finance LLC / Endo Finco, Inc. 144A

	PAR VALUE	VALUE

Health Care—continued
6.000%, 7/15/23(4)	$200	$ 176
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 144A 6.625%, 5/15/22(4)	2,000	1,845
Tenet Healthcare Corp. 8.125%, 4/1/22	1,500	1,530
Valeant Pharmaceuticals International, Inc. 144A 6.500%, 3/15/22(4)	75	77
6.125%, 4/15/25(4)	1,250	928

		5,709

Industrials—2.7%
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	500	500
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(4)	910	969
TransDigm, Inc. 6.500%, 7/15/24	1,000	1,030

		2,499

Information Technology—9.2%
Blackboard, Inc. 144A 9.750%, 10/15/21(4)	2,155	2,177
BMC Software Finance, Inc. 144A 8.125%, 7/15/21(4)	500	511
CommScope Technologies LLC 144A 5.000%, 3/15/27(4)	500	506
Corporate Risk Holdings, LLC 144A 9.500%, 7/1/19(4)	1,731	1,852
Infor US, Inc. 6.500%, 5/15/22	1,757	1,836
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(4)	1,000	1,061
Radiate Holdco LLC / Radiate Finance, Inc. 144A 6.625%, 2/15/25(4)	470	470

		8,413

See Notes to Financial Statements.

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE

Materials—8.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 144A 6.000%, 2/15/25(4)	$920	$ 953
BWAY Holding Co. 144A 7.250%, 4/15/25(4)	510	511
Freeport-McMoRan, Inc. 3.875%, 3/15/23	500	466
Hexion, Inc. 6.625%, 4/15/20	1,000	950
Hexion, Inc. / Hexion Nova Scotia Finance ULC 9.000%, 11/15/20	375	292
Kraton Polymers LLC / Kraton Polymers Capital Corp. 144A 7.000%, 4/15/25(4)	450	475
LSB Industries, Inc. 8.500%, 8/1/19	1,000	985
Momentive Performance Materials, Inc. 3.880%, 10/24/21	3,000	2,996

		7,628

Telecommunication Services—2.3%
Frontier Communications Corp. 10.500%, 9/15/22	1,000	1,011
Sprint Capital Corp. 6.875%, 11/15/28	1,000	1,088

		2,099

Utilities—9.9%
Calpine Corp. 5.750%, 1/15/25	1,000	973
Dynegy, Inc. 144A 8.000%, 1/15/25(4)	900	828
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.000%, 12/1/20(5)	3,000	780
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 144A 8.625%, 6/15/20(4)	1,500	1,464

	PAR VALUE	VALUE

Utilities—continued
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.500%, 6/1/24	$500	$ 499
Terraform Global Operating LLC 144A 9.750%, 8/15/22(4)	4,000	4,460

		9,004

TOTAL CORPORATE BONDS
(Identified Cost $58,337)		60,166

CONVERTIBLE BONDS—1.5%

Energy—1.5%
Cheniere Energy, Inc. 4.250%, 3/15/45	2,000	1,360

TOTAL CONVERTIBLE BONDS
(Identified Cost $974)		1,360

LOAN AGREEMENTS—23.8%

Consumer Discretionary—6.3%
Advantage Sales & Marketing, Inc., Second Lien Term Loan 0.000%, 7/25/22(6)	750	719
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), Term Loan B-5 0.000%, 6/1/17(7)	1,270	1,453
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.), Term Loan B-7 0.000%, 1/28/18(7)	2,000	2,460
Laureate Education, Inc., Term Loan B 0.000%, 4/19/24(6)	461	462
McGraw-Hill Global Education Holdings, LLC, First Lien Term Loan B 5.000%, 5/4/22	499	495
Neiman Marcus Group, Ltd. LLC 0.000%, 10/25/20(6)	250	200

		5,789

	PAR VALUE	VALUE

Health Care—0.8%
Endo Luxembourg Finance Company I S.à r.l., Term Loan B 0.000%, 4/29/24(6)	$205	$ 207
U.S. Renal Care, Inc., First Lien Term Loan 0.000%, 12/30/22(6)	510	485

		692

Information Technology—6.4%
Avaya, Inc. 8.500%, 1/24/18	2,830	2,912
Blackboard, Inc., First Lien Term Loan 6.158%, 6/30/21	997	1,001
Sungard Availability Services Capital, Inc., Tranche B Term Loan 0.000%, 3/29/19(6)	1,000	990
Veritas US, Inc. Initial Dollar Term Loan B-1 6.772%, 1/27/23	997	994

		5,897

Materials—3.1%
CPI Acquisition, Inc., First Lien Term Loan 5.834%, 8/17/22	3,000	2,814

Telecommunication Services—1.7%
Ligado Networks LLC (fka New LightSquared, LLC), Junior Loan 13.600%, 12/7/20	2,212	1,605

Utilities—5.5%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.) 4.304%, 6/30/17(2)	4,000	4,024

See Notes to Financial Statements.

VIRTUS NEWFLEET CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS  (Concluded)

APRIL 30, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE	VALUE
Utilities—continued
Tex Operations Co. LLC 3.743%, 8/4/23	$747	$746
3.743%, 8/4/23	170	170
4.244%, 12/14/23	87	87

		5,027

TOTAL LOAN AGREEMENTS (Identified Cost $21,716)		21,824

	SHARES

COMMON STOCKS—1.1%

Energy—1.1%
Linn Energy, Inc.(8)	35,990	1,009

TOTAL COMMON STOCKS (Identified Cost $1,206)		1,009

TOTAL LONG TERM INVESTMENTS — 92.2%
(Identified Cost $82,233)		84,359

	SHARES	VALUE

SHORT-TERM INVESTMENTS—13.3%

Money Market Mutual Funds—13.3%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Seven-day effective yield 0.650%)(9)	12,168,465	$12,168

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $ 12,168)		12,168

TOTAL INVESTMENTS — 105.5% (Identified Cost $94,401)		$96,527	(1)

TOTAL INVESTMENTS — 105.5% (Identified Cost $94,401)		$96,527
Other assets and liabilities, net — (5.5)%		(5,053)

NET ASSETS — 100.0%		$91,474

Footnote Legend:

(1)  Federal Income Tax Information: For tax information at April 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.

(2)  Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.

(3)  Security valued at fair value as determined in good faith by or under the direction of the Trustees.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities amounted to a value of $34,371 or 37.6% of net assets.

(5)	Security in default, no interest payments are being received.

(6)	This loan will settle after April 30, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.

(7)	Security in default; this loan will settle after April 30, 2017, at which time a portion of the interest rate to be received will be known.

(8)	Non-income producing.

(9)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Abbreviations:

LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment in Kind

Country Weightings (Unaudited)†
United States	95%
Canada	2
Other	3
Total	100%
†% of total investments as of April 30, 2017.

The following table provides a summary of input used to value the Fund’s investment as of April 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at April 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Observable Inputs
Assets:
Debt Securities:
Corporate Bonds	$60,166	$—	$60,166	$	—(a)
Convertible Bonds	1,360	—	1,360		—
Loan Agreements	21,824	—	21,824		—
Common Stocks	1,009	1,009	—		—
Short-Term Investments	12,168	12,168	—		—

Total Assets	$96,527	$13,177	$83,350		$—

Footnote Legend:

(a)	Includes internally fair valued securities currently priced at zero $0.

There were no transfers between Level 1 and Level 2 related to securities held as of April 30, 2017.

See Notes to Financial Statements.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2017 (Unaudited)

($ are reported in thousands)

	PAR VALUE		VALUE

U.S. GOVERNMENT SECURITIES—57.8%

Non-Agency—57.8%
United States Treasury Bill 0.741%, 5/4/17	$ 12,000		$12,000
0.741%, 5/11/17	12,000		11,998
0.683%, 5/18/17	12,000		11,996
United States Treasury Inflation Indexed Bonds 0.625%, 1/15/26(2)	11,686		11,956
0.125%, 7/15/26(2)	16,665		16,351

			64,301

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $64,781)			64,301

FOREIGN GOVERNMENT SECURITIES—8.3%
Indonesia Treasury Bond 8.250%, 7/15/21	36,850,000	IDR	2,910
South Africa Government Bond 10.500%, 12/21/26	47,456	ZAR	3,963
Turkey Government International Bond 5.625%, 3/30/21	867		920
5.125%, 3/25/22	204		212
6.250%, 9/26/22	1,128		1,229

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $8,800)			9,234

SHARES

COMMON STOCKS—4.2%

Energy—4.2%
BP PLC	106,143		608
Chevron Corp.	5,448		581
Eni SpA	39,592		615
Exxon Mobil Corp.	7,089		579
Occidental Petroleum Corp.	9,149		563
Royal Dutch Shell PLC Class A	23,007		599
Schlumberger Ltd.	7,618		553
Total SA	11,812		607

			4,705

TOTAL COMMON STOCKS
(Identified Cost $4,852)			4,705

	SHARES	VALUE

EXCHANGE-TRADED FUNDS—5.0%

Exchange Traded Funds—5.0%
iShares MSCI Emerging Markets Small-Cap ETF(3)	31,876	$ 1,485
SPDR S&P Emerging Markets SmallCap ETF(3)	89,473	4,131

		5,616

TOTAL EXCHANGE-TRADED FUNDS
(Identified Cost $4,720)		5,616

	CONTRACTS

PURCHASED OPTIONS—2.8%

Call Options—1.7%
Call USD 1,000 versus Put JPY 102,500 Expiring 02/17/21 Strike price $102.50(4)	10,000	68
Call USD 1,000 versus Put JPY 106,760 Expiring 01/28/21 Strike price $106.76(4)	10,000	52
Call USD 1,000 versus Put JPY 92,420 Expiring 07/02/21 Strike price $92.42(4)	10,000	119
Call USD 1,335 versus Put JPY 128,160 Expiring 04/21/22 Strike price $96.00(4)	13,345	122
Call USD 1,335 versus Put JPY 128,828 Expiring 04/22/22 Strike price $96.50(4)	13,345	119
Call USD 13,000 versus Put SAR 49,660 Expiring 02/12/19 Strike price $3.82(4)	130,000	207
Call USD 270 versus Put JPY 29,192 Expiring 10/13/20 Strike price $108.12(4)	2,700	13

	CONTRACTS	VALUE

Call Options—continued
Call USD 400 versus Put JPY 42,360 Expiring 01/06/21 Strike price $105.90(4)	4,000	$ 22
Call USD 5,100 versus Put JPY 551,718 Expiring 10/02/20 Strike price $108.18(4)	51,000	241
Call USD 650 versus Put JPY 64,448 Expiring 04/29/21 Strike price $99.15(4)	6,500	53
Call USD 700 versus Put JPY 70,280 Expiring 03/12/21 Strike price $100.40(4)	7,000	54
Call USD 700 versus Put JPY 70,350 Expiring 02/26/21 Strike price $100.50(4)	7,000	54
Call USD 700 versus Put JPY 76,216 Expiring 11/19/20 Strike price $108.88(4)	7,000	31
Call USD 740 versus Put JPY 78,292 Expiring 01/19/21 Strike price $105.80(4)	7,400	41
Call USD 750 versus Put JPY 79,838 Expiring 01/27/21 Strike price $106.45(4)	7,500	40
DJ Euro Stoxx 50 Expiring 09/15/17 Strike price $155.00(4)	1,480	64
DJ Euro Stoxx 50 Expiring 12/15/17 Strike price $155.00(4)	1,900	207
Euro Stoxx 50 Expiring 09/15/17 Strike price $3,900.00(4)	750	89
Euro Stoxx 50 Expiring 09/15/17 Strike price $3,950.00(4)	840	67

See Notes to Financial Statements.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2017 (Unaudited)

($ are reported in thousands)

	CONTRACTS	VALUE

Call Options—continued
Euro Stoxx 50 Expiring 12/15/17 Strike price $3,950.00(4)	840	$ 220
S&P 500 Index Expiring 06/30/17 Strike price $2,500.00(4)	195	46

		1,929

Put Options—1.1%
iShares MSCI Brazil Expiring 01/19/18 Strike price $31.00(4)	1,566	230
iShares MSCI Brazil Expiring 01/19/18 Strike price $31.00(4)	1,498	220
iShares MSCI Brazil Expiring 01/19/18 Strike price $31.00(4)	1,498	220
KOSPI 200 Index Expiring 06/08/17 Strike price $255.00(4)	500	1
Put USD 2,410 versus Call TRY 9,398 Expiring 04/05/19 Strike price $3.90(4)	24,097	97
Put USD 4,525 versus Call CNY 18,100 Expiring 03/11/19 Strike price $4.00(4)	45,250	233
Put USD 5,295 versus Call TRY 20,651 Expiring 03/21/19 Strike price $3.90(4)	52,950	216

		1,217

TOTAL PURCHASED OPTIONS
(Identified Cost $4,048)		3,146

PURCHASED SWAPTIONS—1.3%

Call Swaptions—0.2%
15-Year USD Interest Rate Swap Expiring 02/24/31 Strike price $1.00(4)	750	217
15-Year USD Interest Rate Swap Expiring 04/07/31 Strike price $1.00(4)	20,000	(28)

		189

	CONTRACTS	VALUE

Put Swaptions—1.1%
30-Year USD Interest Rate Swap Expiring 07/22/30 Strike price $3.85(4)	1,000	$ 423
30-Year GBP Interest Rate Swap Expiring 07/22/30 Strike price $3.60(4)	320	133
30-Year GBP Interest Rate Swap Expiring 10/14/30 Strike price $3.60(4)	30	13
15-Year USD Interest Rate Swap Expiring 11/20/30 Strike price $3.85(4)	220	93
30-Year GBP Interest Rate Swap Expiring 11/20/30 Strike price $3.60(4)	50	21
15-Year GBP Interest Rate Swap Expiring 01/20/31 Strike price $3.60(4)	120	50
15-Year USD Interest Rate Swap Expiring 01/21/31 Strike price $3.85(4)	260	109
15-Year GBP Interest Rate Swap Expiring 01/28/31 Strike price $3.60(4)	80	34
15-Year USD Interest Rate Swap Expiring 01/28/31 Strike price $3.85(4)	220	92
15-Year USD Interest Rate Swap Expiring 02/05/31 Strike price $3.85(4)	250	105
15-Year GBP Interest Rate Swap Expiring 02/18/31 Strike price $3.60(4)	200	83
15-Year USD Interest Rate Swap Expiring 02/28/31 Strike price $3.85(4)	190	80
15-Year USD Interest Rate Swap Expiring 04/07/31 Strike price $3.85(4)	26,000	1
15-Year USD Interest Rate Swap Expiring 08/18/31 Strike price $3.85(4)	15,000	11

	CONTRACTS	VALUE

Put Swaptions—continued
15-Year USD Interest Rate Swap Expiring 08/18/31 Strike price $1.00(4)	13,000	$ (33)

		1,215

TOTAL PURCHASED SWAPTIONS
(Identified Cost $1,951)		1,404

TOTAL LONG TERM INVESTMENTS — 79.4%
(Identified Cost $89,152)		88,406

	SHARES

SHORT-TERM INVESTMENTS—12.4%

Money Market Mutual Funds—12.4%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Seven-day effective yield 0.650%)(3)	13,850,652	13,851

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $13,851)		13,851

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 91.8%
(Identified Cost $103,003)		102,257 (1)

	CONTRACTS

WRITTEN OPTIONS—(0.9)%

Call Options—(0.3)%
DJ Euro Stoxx 50 Expiring 09/15/17 Strike price $160.00(4)	(1,480)	$ (36)
DJ Euro Stoxx 50 Expiring 12/15/17 Strike price $160.00(4)	(1,900)	(140)
Euro Stoxx 50 Expiring 09/15/17 Strike price $4,000.00(4)	(750)	(40)
Euro Stoxx 50 Expiring 09/15/17 Strike price $4,100.00(4)	(840)	(20)
Euro Stoxx 50 Expiring 12/15/17 Strike price $4,100.00(4)	(840)	(93)

See Notes to Financial Statements.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2017 (Unaudited)

($ are reported in thousands)

CONTRACTS		VALUE

Call Options—continued
S&P 500 Index Expiring 06/30/17 Strike price $2,600.00(4)	(195)	$(4)

		(333)

Put Options—(0.6)%
iShares MSCI Brazil Expiring 01/19/18 Strike price $35.00(4)	(783)	(227)
iShares MSCI Brazil Expiring 01/19/18 Strike price $36.00(4)	(749)	(254)
iShares MSCI Brazil Expiring 01/19/18 Strike price $36.00(4)	(749)	(254)

		(735)

TOTAL WRITTEN OPTIONS
(Proceeds $(1,286))		(1,068	)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 90.9%
(Identified Cost $101,717)		$101,189
Other assets and liabilities, net — 9.1%		10,161

NET ASSETS — 100.0%		$111,350

Footnote Legend:
(1)	Federal Income Tax Information: For tax information at April 30, 2017, see Note 5 Federal Income Tax Information in the Notes to Schedule of Investments.
(2)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(3)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(4)	Strike price not reported in thousands.

Abbreviations:
ETF	Exchange Traded Fund
PLC	Public Limited Company
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	European Currency Unit
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
SAR	Saudi Arabia Riyal
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Country Weightings (Unaudited)†
United States	87%
South Africa	4
Indonesia	3
Turkey	2
United Kingdom	2
Italy	1
France	1
Total	100%
†% of total investments, net of written options, as of April 30, 2017.

See Notes to Financial Statements.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2017 (Unaudited)

($ are reported in thousands)

Futures contracts as of April 30, 2017 were as follows:

Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Future	June 2017	59	$ 2,255	$ 103
Euro Stoxx Bank Future	June 2017	663	4,709	261
Russell 2000 Mini Index Future	June 2017	(147)	(10,278)	(337)
TOPIX Index Future	June 2017	17	2,333	70
U.S. 10-Year Ultra Future	June 2017	(214)	(28,987)	(467)
MSCI Emerging Markets Index Future	June 2017	128	5,541	189
S&P 500 E-Mini Future	June 2017	111	13,212	134
Total				$ (47)

Forward foreign currency exchange contracts as of April 30, 2017 were as follows:

Currency Purchased	Value	Currency Sold	Value	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD*	2,584	USD	1,900	Citibank	6/21/17	$ (6)
EUR*	500	USD	542	Goldman Sachs & Co.	6/21/17	4
EUR*	454	USD	492	Nomura Global Financial Products, Inc.	6/21/17	4
INR*	577,125	USD	8,550	BNP Paribas	6/21/17	352
JPY*	542,097	USD	4,900	Citibank	6/21/17	(26)
JPY*	61,241	USD	557	Societe Generale	6/21/17	(7)
JPY*	60,765	USD	557	Societe Generale	6/21/17	(11)
KRW*	793,100	USD	700	Citibank	6/21/17	(3)
USD*	7,500	CAD	9,822	Goldman Sachs & Co.	6/21/17	298
USD*	3,000	CAD	3,929	Goldman Sachs & Co.	6/21/17	119
USD*	712	CAD	954	Societe Generale	6/21/17	13
USD*	456	CAD	608	Societe Generale	6/21/17	10
USD*	1,820	EUR	1,706	Citibank	6/21/17	(43)
USD*	1,017	EUR	953	Citibank	6/21/17	(25)
USD*	314	GBP	250	Citibank	6/21/17	(10)
USD*	314	GBP	250	Societe Generale	6/21/17	(10)
USD*	298	GBP	237	Citibank	6/21/17	(9)
USD*	298	GBP	237	Societe Generale	6/21/17	(9)
USD*	7,600	KRW	8,557,716	BNP Paribas	6/21/17	75

Total						$ 716

Footnote Legend:

*	Non deliverable forward. See Note 3B in the Notes to Financial Statements.

Centrally Cleared credit default swap- buy protection(1) outstanding as of April 30, 2017 was as follows:

Reference Entity	Counterparty	Fixed Pay Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
CDX North American High Yield Index	JPMorgan Chase Bank N.A.	5%	6/20/22	10,670	USD	$878	$754	$124
Total						$878	$754	$124

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2017 (Unaudited)

($ are reported in thousands)

Over-the-counter inflation swaps outstanding as of April 30, 2017 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

2.216%(a)	3-Month-USCPI	Nomura Global Financial Products, Inc.	1/25/22	12,800	USD	$68	$ —	$68
2.263%(b)	3-Month-USCPI	Nomura Global Financial Products, Inc.	1/31/22	13,000	USD	99	—	99
3.448%(a)	2-Month-UKRPI	Goldman Sachs & Co.	2/15/27	6,000	GBP	(44)	—	(44)
3.470%(b)	2-Month-UKRPI	Goldman Sachs & Co.	2/15/22	6,000	GBP	24	—	24
3.490%(a)	1-Month-UKRPI	Citibank	3/15/27	7,200	GBP	(34)	—	(34)
3.523%(b)	1-Month-UKRPI	Citibank	3/15/22	7,200	GBP	29	—	29
3.535%(a)	2-Month-UKRPI	Citibank	2/16/27	16,000	GBP	113	—	113
3.565%(b)	2-Month-UKRPI	Citibank	2/16/22	16,000	GBP	(46)	—	(46)

Total						$209	$ —	$209

Footnote Legend:

(a) Fund pays the floating rate and receives the fixed rate.

(b) Fund pays the fixed rate and receives the floating rate.

Centrally cleared interest rate swaps outstanding as of April 30, 2017 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

0.123%(a)	3-Month STIBOR	JPMorgan Chase Bank N.A.	2/20/20	283,000	SEK	$(75)	$ —	$(75)
0.050%(a)	3-Month STIBOR	JPMorgan Chase Bank N.A.	2/26/20	254,500	SEK	(21)	—	(21)
1.173%(b)	3-Month STIBOR	JPMorgan Chase Bank N.A.	2/20/24	116,000	SEK	126	—	126
1.045%(b)	3-Month STIBOR	JPMorgan Chase Bank N.A.	2/25/24	104,000	SEK	36	—	36
1.953%(b)	3-Month LIBOR	JPMorgan Chase Bank N.A.	2/21/20	100,496	USD	193	—	193
1.956%(b)	3-Month-LIBOR	JPMorgan Chase Bank N.A.	2/15/20	43,175	USD	121	—	121
2.050%(b)	3-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	11/14/19	41,000	AUD	44	—	44
2.443%(a)	3-Month-LIBOR	JPMorgan Chase Bank N.A.	2/21/24	34,215	USD	(293)	—	(293)
2.480%(a)	3-Month LIBOR	JPMorgan Chase Bank N.A.	2/15/24	26,000	USD	(243)	—	(243)
1.695%(b)	3-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	9/13/19	25,729	AUD	(89)	—	(89)
2.017%(a)	3-Month LIBOR	JPMorgan Chase Bank N.A.	1/31/22	13,500	USD	(132)	—	(132)
1.966%(a)	3-Month LIBOR	JPMorgan Chase Bank N.A.	1/25/22	13,360	USD	(102)	—	(102)
2.862%(a)	6-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	11/14/27	8,900	AUD	57	—	57
2.181%(b)	3-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	12/14/19	6,197	AUD	16	—	16
2.333%(a)	6-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	9/13/27	5,739	AUD	228	—	228
3.141%(a)	6-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	12/14/27	2,400	AUD	(26)	—	(26)
2.251%(b)	3-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	1/11/20	2,100	AUD	7	—	7
3.065%(a)	6-Month AUD-BBR-BBSW	JPMorgan Chase Bank N.A.	1/11/28	460	AUD	(2)	—	(2)

Total						$(155)	$ —	$(155)

Footnote Legend:

(a) Fund pays the fixed rate and receives the floating rate.

(b) Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS  (Continued)

APRIL 30, 2017 (Unaudited)

($ are reported in thousands)

Over-the-counter volatility swaps outstanding as of April 30, 2017 were as follows:

Reference Entity	Strike Price	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
DJ Euro Stoxx 50(a)(b)	$26.91	BNP Paribas	12/21/18	105	EUR	$(684)	$ —	$(684)
Hang Seng China Enterprises Index(a)(b)	27.95	Societe Generale	12/28/18	105	HKD	(50)	—	(50)
Hang Seng China Enterprises Index(a)(b)	28.05	Societe Generale	12/28/18	105	HKD	(51)	—	(51)
Hang Seng China Enterprises Index(a)(b)	27.85	Societe Generale	12/28/18	105	HKD	(49)	—	(49)
DJ Euro Stoxx 50(a)(b)	27.25	Societe Generale	12/21/18	82	EUR	(556)	—	(556)
Hang Seng China Enterprises Index(a)(b)	27.90	Societe Generale	12/28/18	70	HKD	(34)	—	(34)
DJ Euro Stoxx 50(b)(c)	25.38	BNP Paribas	12/15/17	51	EUR	405	—	405
Hang Seng China Enterprises Index(a)(b)	25.00	Societe Generale	12/28/18	50	HKD	(4)	—	(4)
Hang Seng China Enterprises Index(a)(b)	26.05	Societe Generale	12/28/18	42	HKD	(10)	—	(10)
DJ Euro Stoxx 50(b)(c)	25.63	Societe Generale	12/15/17	39	EUR	320	—	320
Hang Seng China Enterprises Index(a)(b)	27.60	Societe Generale	12/28/18	35	HKD	(15)	—	(15)
Hang Seng China Enterprises Index(a)(b)	27.90	Societe Generale	12/28/18	35	HKD	(17)	—	(17)
Hang Seng China Enterprises Index(a)(b)	28.05	Societe Generale	12/28/18	35	HKD	(17)	—	(17)
Hang Seng China Enterprises Index(a)(b)	28.15	Societe Generale	12/28/18	35	HKD	(18)	—	(18)
DJ Euro Stoxx 50(a)(b)	28.20	Societe Generale	12/21/18	28	EUR	(222)	—	(222)
USD/JPY	11.20	BNP Paribas	11/10/17	26	USD	10	—	10
USD/JPY	12.15	BNP Paribas	11/28/17	23	USD	35	—	35
USD/JPY	12.40	BNP Paribas	1/15/18	22	USD	57	—	57
DJ Euro Stoxx 50(a)(b)	26.93	Societe Generale	12/15/17	15	EUR	142	—	142
USD/JPY	11.45	Societe Generale	10/05/17	14	USD	8	—	8
USD/JPY	10.95	Societe Generale	9/22/17	14	USD	2	—	2
S&P 500 Composite Stock Price Index(b)(c)	19.30	Societe Generale	12/21/18	14	USD	27	—	27
S&P 500 Composite Stock Price Index(b)(c)	19.20	Societe Generale	12/21/18	14	USD	26	—	26
S&P 500 Composite Stock Price Index(b)(c)	19.20	Societe Generale	12/21/18	14	USD	26	—	26
USD/JPY	11.60	Goldman Sachs & Co.	11/03/17	13	USD	9	—	9
S&P 500 Composite Stock Price Index(b)(c)	22.25	BNP Paribas	12/15/17	10	USD	68	—	68
S&P 500 Composite Stock Price Index(b)(c)	19.10	Societe Generale	12/21/18	9	USD	17	—	17
DJ Euro Stoxx 50(a)(b)	24.25	BNP Paribas	12/15/17	9	EUR	(36)	—	(36)
S&P 500 Composite Stock Price Index(b)(c)	18.10	Societe Generale	12/21/18	6	USD	2	—	2
USD/JPY	11.15	Goldman Sachs & Co.	9/26/17	6	USD	2	—	2
S&P 500 Composite Stock Price Index(b)(c)	18.30	Societe Generale	12/21/18	5	USD	4	—	4
S&P 500 Composite Stock Price Index(b)(c)	19.35	Societe Generale	12/21/18	5	USD	9	—	9
S&P 500 Composite Stock Price Index(b)(c)	19.25	Societe Generale	12/21/18	5	USD	9	—	9
S&P 500 Composite Stock Price Index(b)(c)	19.10	Societe Generale	12/21/18	5	USD	8	—	8
S&P 500 Composite Stock Price Index(b)(c)	19.10	Societe Generale	12/21/18	5	USD	8	—	8
EUR/JPY	12.30	Goldman Sachs & Co.	9/26/17	(6)	EUR	(18)	—	(18)
EUR/JPY	12.75	Goldman Sachs & Co.	11/03/17	(12)	EUR	(41)	—	(41)
EUR/JPY	12.15	Societe Generale	9/22/17	(13)	EUR	(38)	—	(38)
EUR/JPY	12.65	Societe Generale	10/05/17	(13)	EUR	(45)	—	(45)
EUR/JPY	13.05	BNP Paribas	1/15/18	(21)	EUR	(75)	—	(75)
EUR/JPY	12.83	BNP Paribas	11/28/17	(22)	EUR	(78)	—	(78)
EUR/JPY	11.85	BNP Paribas	11/10/17	(24)	USD	(61)	—	(61)

Total						$(925)	$ —	$(925)

Footnote Legend:

(a)	Fund pays the fixed strike price and receives the variance payment.
(b)	Variance Swap
(c)	Fund pays the variance payment and receives the fixed strike price.

See Notes to Financial Statements.

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND

SCHEDULE OF INVESTMENTS  (Concluded)

APRIL 30, 2017 (Unaudited)

($ are reported in thousands)

Over-the-counter total return basket swaps(a) outstanding at April 30, 2017 were as follows:

Counterparty	Description	Notional	Termination Date	Value
BNP Paribas	The Fund pays the total return on a portfolio of short positions and receives the 3-Month LIBOR (+/- a spread), which is denominated in U.S. Dollars based on the local currencies of the positions the swap provided indirect exposure to. The ‘Short Digitally Disrupted Companies’ basket swap provide short exposure to a basket of equities which we feel have business models that are likely to experience pressure from organizations with advanced digital distribution strategies.	1,667 USD	3/07/18	$(89)

				$(89)

Footnote Legend:

(a) Net payment made at reset date.

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2017 (See Security Valuation Note 2A in the See Notes to Financial Statements.):

	Total Value at April 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
U.S. Government Securities	$64,301	$—	$ 64,301
Foreign Government Securities	9,234	—	9,234
Equity Securities:
Common Stocks	4,705	4,705	—
Exchange-Traded Funds	5,616	5,616	—
Purchased Options	3,146	1,364	1,782
Purchased Swaptions	1,465	—	1,465
Short-Term Investments	13,851	13,851	—
Futures Contracts	757	757	—
Foreign Currency Exchange Contracts	875	—	875
Centrally Cleared Credit Default Swaps	878	—	878
Over-the-Counter Inflation Swaps	333	—	333
Centrally Cleared Interest Rate Swaps	828	—	828
Over-the-Counter Volatility Swaps	1,194	—	1,194

Total Assets	107,183	26,293	80,890

Liabilities:
Purchased Swaptions	(61)	—	(61)
Written Options	(1,068)	(837)	(231)
Futures Contracts	(804)	(804)	—
Foreign Currency Exchange Contracts	(159)	—	(159)
Over-the-Counter Inflation Swaps	(124)	—	(124)
Centrally Cleared Interest Rate Swaps	(983)	—	(983)
Over-the-Counter Basket Swaps	(89)	—	(89)
Over-the-Counter Volatility Swaps	(2,119)	—	(2,119)

Total Liabilities	$(5,407)	$(1,641)	$ (3,766)

There were no transfers between Level 1 and Level 2 related to securities held at April 30, 2017.

There are no Level 3 (significant unobservable input) priced securities.

See Notes to Financial Statements.

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2017 (Unaudited)

($ are reported in thousands)

	SHARES	VALUE

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES—96.8%

Diversified—18.6%
Energy Transfer Equity LP	6,000	$ 112
Enterprise Products Partners LP	5,500	150
Kinder Morgan, Inc.	15,000	309
MPLX LP	2,671	94
ONEOK, Inc.	4,200	221
Sunoco Logistics Partners LP	8,300	199

		1,085

Downstream/Other—9.8%
Cheniere Energy Partners LP Holdings LLC	5,000	128
Cheniere Energy, Inc.(2)	2,800	127
Marathon Petroleum Corp.	2,800	143

Downstream/Other—9.8%
Smart Sand, Inc.(2)	5,300	64
Tesoro Corp.	1,400	112

		574

Electric, LDC & Power—4.0%
NextEra Energy Partners LP	3,700	128
NextEra Energy, Inc.	800	107

		235

Exchange Traded Funds—2.6%
JPMorgan Alerian MLP Index ETN(3)	4,700	150

Gathering/Processing—19.8%
Antero Midstream Partners LP	1,500	51
Crestwood Equity Partners LP	2,800	71
EnLink Midstream LLC	11,000	203
EQT GP Holdings LP	2,600	71
Hess Midstream Partners LP(2)	3,000	77
Rice Midstream Partners LP	8,400	212
Targa Resources Corp.	6,300	347
Western Gas Equity Partners LP	2,700	123

		1,155

Marine Shipping—6.9%
Gaslog Partners LP	6,500	155

	SHARES	VALUE

Marine Shipping—continued
Golar LNG Ltd.	5,500	$ 140
Knot Offshore Partners LP	4,500	108

		403

Natural Gas Pipelines—12.6%
Tallgrass Energy GP LP	10,700	289
TransCanada Corp.	3,000	139
Williams Cos, Inc. (The)	10,000	306

		734

Petroleum Transportation & Storage—18.1%
Enbridge, Inc.	4,800	199
Genesis Energy LP	1,800	57
Phillips 66 Partners LP	2,600	137
Plains GP Holdings LP Class A	7,434	221
SemGroup Corp. Class A	6,100	203
Shell Midstream Partners LP	2,700	87
VTTI Energy Partners LP	8,200	156
		1,060

Upstream—4.4%
Anadarko Petroleum Corp.	1,800	102
Devon Energy Corp.	2,300	91
Noble Energy, Inc.	2,000	65

		258

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES
(Identified Cost $5,240)		5,654

TOTAL LONG TERM INVESTMENTS — 96.8%
(Identified Cost $5,240)		5,654

SHORT-TERM INVESTMENTS—1.8%

Money Market Mutual Funds—1.8%
BlackRock Liquidity Funds FedFund Portfolio—Institutional Shares (Seven-day effective yield 0.650%)(3)	105,728	106

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $106)		106

VALUE

TOTAL INVESTMENTS — 98.6%
(Identified Cost $5,346)	$5,760(1)

Other assets and liabilities, net — 1.4%	82

NET ASSETS — 100.0%	$5,842

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at April 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Abbreviations:

ETN	Exchange Traded Note
LLC	Limited Liability Company
LP	Limited Partnership

Country Weightings (Unaudited)†
United States	84%
Canada	6
United Kingdom	5
Monaco	3
Bermuda	2
Total	100%

Ownership Structure (Unaudited)†,††
Midstream MLP	25%
Embedded General Partners	21
Major Midstream Companies	15
MLP Affiliates & Other	15
Pure Play General Partner	12
Foreign LP	7
Cash & Other	5
Total	100%

† % of total investments, as of April 30, 2017.

See Notes to Financial Statements.

VIRTUS DUFF & PHELPS SELECT MLP AND ENERGY FUND

SCHEDULE OF INVESTMENTS  (Concluded)

APRIL 30, 2017 (Unaudited)

($ are reported in thousands)

†† Midstream MLPs are publicly traded limited partnerships and limited liability companies that are treated as partnerships for federal income tax purposes and operate and own assets used in transporting, storing, gathering, processing, treating, or marketing of natural gas, natural gas liquids, crude oil, and refined products. Foreign LPs are offshore entities organized as partnerships or limited liability companies but elect to be treated as corporations for U.S. federal income tax purposes.

MLP Affiliates & Other consist of iShares/LLCs and Yieldcos. iShares/LLCs are limited liability companies which hold investments in limited partner interests and issue distributions in the form of additional shares, also known as paid-in-kind (PIK) distributions. Yieldcos are entities structured similar to an MLP but without possession of assets that would qualify for pass-through tax treatment and thus are not treated as partnerships for federal income tax purposes. Pure-Play General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with either direct economic incentive distribution rights to an underlying MLP or direct ownership in an affiliated general partner entity. Embedded General Partners are general partners of MLPs structured as C-corporations for federal income tax purposes with ownership in other assets beyond sole economic interests in an MLP.

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at April 30, 2017	Level 1 Quoted Prices
Assets:
Equity Securities:
Master Limited Partnerships and Related Companies	$ 5,654	$ 5,654
Short-Term Investments	106	106

Total Assets	$ 5,760	$ 5,760

There were no transfers between Level 1 and Level 2 related to securities held at April 30, 2017.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2017 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

ASSET-BACKED SECURITIES—0.4%
First Investors Auto Owner Trust 15-2A, E 144A 5.590%, 11/15/22(2)	$125	$ 126

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $125)		126

CORPORATE BONDS—3.0%

Consumer Discretionary—1.0%
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(2)	75	76
Diamond Resorts International, Inc. 144A 7.750%, 9/1/23(2)	10	11
Gateway Casinos & Entertainment, Ltd. 144A 8.250%, 3/1/24(2)	50	51
iHeartCommunications, Inc. 9.000%, 12/15/19	90	75
Intelsat Jackson Holdings SA 7.250%, 4/1/19	20	19
5.500%, 8/1/23	70	60

		292

Energy—0.5%
Blue Racer Midstream LLC / Blue Racer Finance Corp. 144A 6.125%, 11/15/22(2)	100	103
FTS International, Inc. 144A 8.631%, 6/15/20(2)(3)	55	55

		158

Financials—0.1%
Navient Corp.
6.500%, 6/15/22	45	47

Health Care—0.7%
Concordia International Corp. 144A 9.000%, 4/1/22(2)	20	14
Hill-Rom Holdings, Inc. 144A 5.000%, 2/15/25(2)	47	48

	PAR VALUE	VALUE

Health Care—continued
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(2)	$40	$ 43
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(2)	77	83
Valeant Pharmaceuticals International, Inc. 144A 6.750%, 8/15/18(2)	14	14

		202

Industrials—0.2%
ADS Waste Holdings, Inc. 144A 5.625%, 11/15/24(2)	60	62

Information Technology—0.3%
Radiate Holdco LLC / Radiate Finance, Inc. 144A 6.625%, 2/15/25(2)	100	100

Materials—0.1%
Aleris International, Inc. 144A 9.500%, 4/1/21(2)	37	40

Utilities—0.1%
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 144A 8.625%, 6/15/20(2)	20	19

TOTAL CORPORATE BONDS
(Identified Cost $921)		920

LOAN AGREEMENTS—0.1%

Health Care—0.1%
21St Century Oncology Holdings, Inc., Tranche B 7.275%, 4/30/22(4)	18	17
Valeant Pharmaceuticals International, Inc., Tranche B 0.000%, 4/1/22(5)	17	17

		34

TOTAL LOAN AGREEMENTS
(Identified Cost $35)		34

	SHARES	VALUE
TOTAL LONG TERM INVESTMENTS — 3.5%
(Identified Cost $1,081)		$1,080

SHORT-TERM INVESTMENTS—46.1%

Money Market Mutual Funds—46.1%
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares (Seven-day effective yield 0.650%)(6)	13,937,110	13,937

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $13,937)		13,937

TOTAL INVESTMENTS — 49.6%
(Identified Cost $15,018)		15,017	(1)

Other assets and liabilities, net — 50.4%		15,233

NET ASSETS — 100.0%		$30,250

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at April 30, 2017, see Note 10 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities amounted to a value of $845 or 2.8% of net assets.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at April 30, 2017.
(4)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(5)	This loan will settle after April 30, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be known.
(6)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.

Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership

Country Weightings (Unaudited)†
United States	99%
Other	1
Total	100%
† % of total investments as of April 30, 2017

See Notes to Financial Statements.

VIRTUS STRATEGIC INCOME FUND

SCHEDULE OF INVESTMENTS  (Concluded)

APRIL 30, 2017 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of April 30, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at April 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 126	$ —	$ 126
Corporate Bonds	920	—	920
Loan Agreements	34	—	34
Short-Term Investments	13,937	13,937	—

Total Assets	$15,017	$13,937	$1,080

There were no transfers between Level 1 and Level 2 related to securities held at April 30, 2017.

There are no Level 3 (significant unobservable inputs) priced securities.

The following is a reconciliation of assets of the Fund for Level 3 investments which significant unobservable inputs were used to determine fair value:

	Total	Corporate Bonds	Loan Agreements
Investments in Securities

Balance as of October 31, 2016	$ 148	$ 88	$ 60
Accrued discount/(premium)	— (a)	— (a)	— (a)
Realized gain (loss)	— (a)	— (a)	—
Change in unrealized appreciation (depreciation)	(16)	(15)	(1)
Purchases	16	16	—
Sales	(145)	(86)	(59)
Transfers into Level 3	—	—	—
Transfers from Level 3	—	—	—
Paydowns	(3)	(3)	—

Balance as of April 30, 2017	$ —	$ —	$ —

Footnote Legend:

(a)  Amount is less than $500.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

See Notes to Financial Statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Newfleet Credit Opportunities Fund	Aviva Multi-Strategy Target Return Fund	Duff & Phelps Select MLP and Energy Fund		Virtus Strategic Income Fund
Assets
Investment in securities at value(1)	$96,527	$102,257	$5,760		$15,017
Foreign currency at value(2)	—	2,656	—		—
Cash	10	—	1		90
Collateral pledged for futures contracts	—	2,782	—		—
Collateral pledged for swaps	—	211	—		111
Deposits with prime broker	—	1,304	—		—
Variation margin receivable on swaps	—	1,778	—		—
Variation margin receivable on futures contracts	—	157	—		—
Swaps at value(4)	—	3,233	—		—
Unrealized appreciation on forward foreign currency exchange contracts	—	875	—		—
Receivables:
Investment securities sold	1,359	980	77		15,166
Swaps premium receivable	—	861	—		—
Fund shares sold	—	151	—		—
Dividends and interest receivable	1,054	249	30		47
From adviser	—	—	9		22
Prepaid expenses	57	56	18		—
Prepaid trustee retainer	2	3	—	(a)	—
Other assets	2	2	—	(a)	1

Total assets	99,011	117,555	5,895		30,454

Liabilities
Written options at value(3)	—	1,068	—		—
Variation margin payable on swaps	—	56	—		—
Variation margin payable on futures contracts	—	68	—		—
Swaps at value (4)	—	3,315	—		—
Unrealized depreciation on forward foreign currency exchange contracts	—	159	—		—
Payables:
Fund shares repurchased	—	358	—		46
Investment securities purchased	7,399	29	20		104
Swap reset payable	—	915	—		—
Investment advisory fee	37	79	—		—
Distribution and service fees	1	4	—	(a)	1
Administration and sub-administration fees	15	20	7		10
Transfer agent fees and expenses	3	18	—	(a)	2
Trustees’ fees and expenses	7	6	—	(a)	1
Professional fees	19	44	23		11
Trustee deferred compensation plan	2	2	—	(a)	1
Other accrued expenses	54	64	3		28

Total liabilities	7,537	6,205	53		204

Net Assets	$91,474	$111,350	$5,842		$30,250

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$91,027	$112,943	$5,591		$30,205
Accumulated undistributed net investment income (loss)	(661)	(1,151)	(89)		274
Accumulated undistributed net realized gain (loss)	(1,018)	122	(74)		(228)
Net unrealized appreciation (depreciation) on investments	2,126	(782)	414		(1)
Net unrealized appreciation (depreciation) on written options	—	218	—		—

Net Assets	$91,474	$111,350	$5,842		$30,250

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF ASSETS AND LIABILITIES  (Continued)

April 30, 2017 (Unaudited)

(Reported in thousands except shares and per share amounts)

	Newfleet Credit Opportunities Fund	Aviva Multi-Strategy Target Return Fund	Duff & Phelps Select MLP and Energy Fund	Virtus Strategic Income Fund

Class A
Net asset value (net assets/shares outstanding) per share*	$10.04	$9.78	$10.30	$9.99
Maximum offering price per share NAV/(1-5.75%) (NAV/(1-3.75%) for Credit Opportunities and Strategic Income)	$10.43	$10.38	$10.93	$10.38
Shares of beneficial interest outstanding, no par value, unlimited authorization	193,088	403,981	31,280	36,304
Net Assets	$1,938	$3,952	$322	$363

Class C
Net asset value (net assets/shares outstanding) and offering price per share*	$10.02	$9.69	$10.26	$9.97
Shares of beneficial interest outstanding, no par value, unlimited authorization	19,569	348,963	15,446	91,021
Net Assets	$196	$3,382	$158	$908

Class I
Net asset value (net assets/shares outstanding), offering price and redemption per share	$10.03	$9.80	$10.31	$9.98
Shares of beneficial interest outstanding, no par value, unlimited authorization	45,910	10,600,595	519,972	2,905,066
Net Assets	$461	$103,913	$5,362	$28,979

Class R6
Net asset value (net assets/shares outstanding), offering price and redemption per share	$10.05	$9.80	$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	8,840,060	10,448	—	—
Net Assets	$88,879	$103	$—	$—

(1) Investment in unaffiliated securities at cost	$94,401	$103,003	$5,346	$15,018
(2) Foreign currency at cost	—	2,525	—	—
(3) Proceeds from written options	—	(1,286)	—	—
(4) Includes premiums paid on centrally cleared credit default swaps	—	754	—	—
* Redemption price per share is equal to the Net Asset Value per share, less any applicable contingent deferred sales charges.

Footnote Legend:

(a)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 2017 (Unaudited)

($ reported in thousands)

	Newfleet Credit Opportunities Fund	Aviva Multi- Strategy Target Return Fund	Duff & Phelps Select MLP and Energy Fund		Virtus Strategic Income Fund
Investment Income
Dividends	$41	$323	$118		$6
Less return of capital distributions (Note 2C)	—	—	(72)		—
Dividend income from affiliated funds	—	—	—		8
Interest	2,352	862	—		748
Foreign taxes withheld	—	(58)	(2)		—

Total investment income	2,393	1,127	44		762

Expenses
Investment advisory fees	367	799	28		122
Distribution and service fees, Class A	2	6	—	(a)	1
Distribution and service fees, Class C	1	21	1		6
Administration fees	49	62	4		12
Sub-administration fees	46	62	46		46
Transfer agent fees and expenses	22	61	1		9
Registration fees	26	25	21		46
Printing fees and expenses	12	14	1		8
Custodian fees	5	11	2		11
Professional fees	31	46	18		9
Trustees’ fees and expenses	5	8	—	(a)	2
Miscellaneous expenses	68	75	1		20

Total expenses	634	1,190	123		292

Less expenses reimbursed and/or waived by investment adviser	(120)	(278)	(86)		(149)

Net expenses	514	912	37		143

Net investment income (loss)	1,879	215	7		619

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	2,343	(1,121)	59		680
Net realized gain (loss) on affiliated investments	—	—	—		—	(a)
Net realized gain (loss) on foreign currency transactions	63	338	—		14
Net realized gain (loss) on futures	—	3,587	—		—
Net realized gain (loss) on written options.	—	387	—		—
Net realized gain (loss) on swaps	—	(115)	—		(360)
Net change in unrealized appreciation (depreciation) on investments	(223)	(509)	394		(608)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(41)	278	—		(24)
Net change in unrealized appreciation (depreciation) on affiliated investments	—	—	—		7
Net change in unrealized appreciation (depreciation) on futures	—	(1,041)	—		—
Net change in unrealized appreciation (depreciation) on written options	—	343	—		—
Net change in unrealized appreciation (depreciation) on swaps	—	(876)	—		129

Net gain (loss) on investments	2,142	1,271	453		(162)

Net increase (decrease) in net assets resulting from operations	$4,021	$1,486	$460		$457

Footnote Legend:

(a)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Newfleet Credit Opportunities Fund		Aviva Multi-Strategy Target Return Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,879	$2,729	$215	$(481)
Net realized gain (loss)	2,406	(2,602)	3,076	(2,507)
Net change in unrealized appreciation (depreciation)	(264)	3,814	(1,805)	834

Increase (decrease) in net assets resulting from operations	4,021	3,941	1,486	(2,154)

From Distributions to Shareholders
Net investment income, Class A	(41)	(8)	(16)	(3)
Net investment income, Class C	(3)	(4)	—	(1)
Net investment income, Class I	(47)	(11)	(735)	(113)
Net investment income, Class R6	(2,120)	(3,610)	(1)	—
Net realized short-term gains, Class A	—	—	—	(6)
Net realized short-term gains, Class C	—	—	—	(3)
Net realized short-term gains, Class I	—	—	—	(195)
Net realized long-term gains, Class A	—	—	—	(2)
Net realized long-term gains, Class C	—	—	—	(1)
Net realized long-term gains, Class I	—	—	—	(67)

Decrease in net assets from distributions to shareholders	(2,211)	(3,633)	(752)	(391)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	1,652	147	(932)	4,123
Change in net assets from share transactions, Class C	46	48	(1,306)	4,322
Change in net assets from share transactions, Class I	27	305	(10,092)	62,309
Change in net assets from share transactions, Class R6	(7,855)	(1,365)	101	—

Increase (decrease) in net assets from share transactions	(6,130)	(865)	(12,229)	70,754

Net increase (decrease) in net assets	(4,320)	(557)	(11,495)	68,209
Net Assets
Beginning of period	95,794	96,351	122,845	54,636

End of period	$91,474	$95,794	$111,350	$122,845

Accumulated undistributed net investment income (loss) at end of period	$(661)	$(329)	$(1,151)	$(614)

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

STATEMENTS OF CHANGES IN NET ASSETS  (Continued)

($ reported in thousands)

	Duff & Phelps Select MLP and Energy Fund		Virtus Strategic Income Fund
	Six Months Ended April 30, 2017 (Unaudited}	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited}	Year Ended October 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$7	$42	$619	$1,157
Net realized gain (loss)	59	(161)	334	(490)
Net change in unrealized appreciation (depreciation)	394	133	(496)	1,064

Increase (decrease) in net assets resulting from operations	460	14	457	1,731

From Distributions to Shareholders
Net investment income, Class A	(3)	(1)	(11)	(39)
Net investment income, Class C	(1)	(1)	(12)	(27)
Net investment income, Class I	(66)	(46)	(426)	(957)
Return of Capital, Class A	—	(2)	—	(2)
Return of Capital, Class C	—	(1)	—	(2)
Return of Capital, Class I	—	(50)	—	(56)

Decrease in net assets from distributions to shareholders	(70)	(101)	(449)	(1,083)

From Share Transactions (See Note 6)
Change in net assets from share transactions, Class A	78	120	(523)	(960)
Change in net assets from share transactions, Class C	19	31	(438)	959
Change in net assets from share transactions, Class I	263	129	347	1,490

Increase (decrease) in net assets from share transactions	360	280	(614)	1,489

Net increase (decrease) in net assets	750	193	(606)	2,137
Net Assets
Beginning of period.	5,092	4,899	30,856	28,719

End of period	$5,842	$5,092	$30,250	$30,856

Accumulated undistributed net investment income (loss) at end of period	$(89)	$(26)	$274	$104

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Short-term and Long- term Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses (including dividend expense on securities sold short and interest expense on securities sold short after expense waivers and reimbursements) to Average Net Assets	Ratio of Total Expenses (before expense waivers and reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Newfleet Credit Opportunities Fund
Class A
04/30/17(6)	$9.85	$0.17	$0.23	$0.40	$(0.21)	$ —	$(0.21)	$0.19	$10.04	4.10%(3)	$1,938	1.35%(4)	1.57%(4)	3.54%(4)	82%(3)
10/31/16	9.83	0.25	0.12	0.37	(0.35)	—	(0.35)	0.02	9.85	3.88	249	1.47(7)(8)	1.95	2.56	66
10/31/15(9)	10.00	0.06	(0.19)	(0.13)	(0.04)	—	(0.04)	(0.17)	9.83	(1.29)(3)	99	1.35(4)	1.77(4)	1.59(4)	21(3)
Class C
04/30/17(6)	9.84	0.14	0.22	0.36	(0.18)	—	(0.18)	0.18	10.02	3.65(3)	196	2.11(4)	2.31(4)	2.79(4)	82(3)
10/31/16	9.82	0.17	0.13	0.30	(0.28)	—	(0.28)	0.02	9.84	3.16	147	2.24(7)(8)	2.67	1.80	66
10/31/15(9)	10.00	0.03	(0.19)	(0.16)	(0.02)	—	(0.02)	(0.18)	9.82	(1.62)(3)	98	2.10(4)	2.52(4)	0.84(4)	21(3)
Class I
04/30/17(6)	9.86	0.19	0.20	0.39	(0.22)	—	(0.22)	0.17	10.03	4.10(3)	461	1.11(4)	1.29(4)	3.79(4)	82(3)
10/31/16	9.83	0.27	0.13	0.40	(0.37)	—	(0.37)	0.03	9.86	4.24	458	1.22(7)(8)	1.67	2.81	66
10/31/15(9)	10.00	0.07	(0.19)	(0.12)	(0.05)	—	(0.05)	(0.17)	9.83	(1.21)(3)	149	1.10(4)	1.53(4)	1.84(4)	21(3)
Class R6
04/30/17(6)	9.86	0.19	0.22	0.41	(0.22)	—	(0.22)	0.19	10.05	4.20(3)	88,879	1.04(4)	1.29(4)	3.85(4)	82(3)
10/31/16	9.83	0.28	0.12	0.40	(0.37)	—	(0.37)	0.03	9.86	4.24	94,940	1.15(7)(8)	1.64	2.89	66
10/31/15(9)	10.00	0.08	(0.20)	(0.12)	(0.05)	—	(0.05)	(0.17)	9.83	(1.21)(3)	96,005	1.04(4)	1.52(4)	1.90 (4)	21(3)
Aviva Multi-Strategy Target Return Fund
Class A
4/30/17(6)	$9.71	$0.01	$0.09	$0.10	$(0.03)	$ —	$(0.03)	$0.07	$ 9.78	1.05%(3)	$3,952	1.69%(4)	2.14%(4)	0.14%(4)	42%(3)
10/31/16	10.02	(0.06)	(0.19)	(0.25)	(0.02)	(0.04)	(0.06)	(0.31)	9.71	(2.51)%	4,847	1.72(8)(10)	2.31	(0.65)	129
10/31/15(11)	10.00	(0.04)	0.06	0.02	—	—	—	0.02	10.02	0.20(3)	863	1.80(4)	4.07(4)	(1.40)(4)	1(3)
Class C
4/30/17(6)	9.62	(0.03)	0.10	0.07	—	—	—	0.07	9.69	0.73(3)	3,382	2.44(4)	2.89(4)	(0.61)(4)	42(3)
10/31/16	10.00	(0.13)	(0.20)	(0.33)	(0.01)	(0.04)	(0.05)	(0.38)	9.62	(3.26)	4,655	2.46(8)(10)	3.09	(1.40)	129
10/31/15(11)	10.00	(0.06)	0.06	—	—	—	—	—	10.00	0.00(3)	448	2.55(4)	4.63(4)	(2.15)(4)	1(3)
Class I
4/30/17(6)	9.74	0.02	0.10	0.12	(0.06)	—	(0.06)	0.06	9.80	1.23(3)	103,913	1.44(4)	1.90(4)	0.39(4)	42(3)
10/31/16	10.03	(0.04)	(0.19)	(0.23)	(0.02)	(0.04)	(0.06)	(0.29)	9.74	(2.30)	113,343	1.47(8)(10)	2.08	(0.41)	129
10/31/15(11)	10.00	(0.03)	0.06	0.03	—	—	—	0.03	10.03	0.30(3)	53,325	1.55(4)	3.24(4)	(1.15)(4)	1(3)
Class R6
04/30/17(6)(12)	9.63	0.02	0.21	0.23	(0.06)	—	(0.06)	0.17	9.80	2.18(3)	103	1.41(4)	1.88(4)	0.46(4)	42(3)

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses (including dividend expense on securities sold short and interest expense on securities sold short after expense waivers and reimbursements) to Average Net Assets	Ratio of Total Expenses (before expense waivers and reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Duff & Phelps Select MLP and Energy Fund
Class A
04/30/17(6)	$9.57	$—	(5)	$0.85	$0.85	$(0.12)	$—	$(0.12)	$0.73	$10.30	8.92	%(3)	$322	1.56% (4)	4.61% (4)	0.03% (4)	18%(3)
10/31/16	9.79	0.06		(0.10)	(0.04)	(0.08)	(0.10)	(0.18)	(0.22)	9.57	(0.17)		226	1.56(8)	6.20	0.69	33
10/31/15(13)	10.00	0.01		(0.22)	(0.21)	—	—	—	(0.21)	9.79	(2.10	)(3)	102	1.55(4)	10.70(4)	1.00(4)	0(3)
Class C
04/30/17(6)	9.54	(0.04)		0.85	0.81	(0.09)	—	(0.09)	0.72	10.26	8.48	(3)	158	2.30(4)	5.36(4)	(0.71)(4)	18(3)
10/31/16	9.78	(0.01)		(0.09)	(0.10)	(0.04)	(0.10)	(0.14)	(0.24)	9.54	(0.93)		128	2.31(8)	6.93	(0.06)	33
10/31/15(13)	10.00	—	(5)	(0.22)	(0.22)	—	—	—	(0.22)	9.78	(2.20	)(3)	98	2.30(4)	11.41(4)	0.25(4)	0(3)
Class I
04/30/17(6)	9.58	0.01		0.85	0.86	(0.13)	—	(0.13)	0.73	10.31	9.02	(3)	5,362	1.30(4)	4.36(4)	0.29(4)	18(3)
10/31/16	9.79	0.08		(0.09)	(0.01)	(0.10)	(0.10)	(0.20)	(0.21)	9.58	0.10		4,738	1.31(8)	5.95	0.94	33
10/31/15(13)	10.00	0.02		(0.23)	(0.21)	—	—	—	(0.21)	9.79	(2.10	)(3)	4,699	1.30(4)	10.41(4)	1.25(4)	0(3)
Virtus Strategic Income Fund
Class A
04/30/17(6)	$9.98	$0.19		$(0.05)	$0.14	$(0.13)	$—	$(0.13)	$0.01	$9.99	1.37	%(3)	$363	1.14% (4)	2.04% (4)	3.87% (4)	43%(3)
10/31/16	9.75	0.36		0.21	0.57	(0.32)	(0.02)	(0.34)	0.23	9.98	5.98		888	1.39(8)(14)	2.16	3.76	98
10/31/15	9.95	0.38		(0.20)	0.18	(0.38)	—	(0.38)	(0.20)	9.75	1.91		1,886	1.40	2.42	3.91	97
10/31/14(15)	10.00	0.03		(0.06)	(0.03)	(0.02)	—	(0.02)	(0.05)	9.95	(0.33	)(3)	119	1.40(4)	3.71 (4)	1.84(4)	83(3)
Class C
04/30/17(6)	9.97	0.15		(0.05)	0.10	(0.10)	—	(0.10)	—	9.97	0.89	(3)	908	1.89(4)	2.84(4)	3.12(4)	43(3)
10/31/16	9.75	0.29		0.20	0.49	(0.25)	(0.02)	(0.27)	0.22	9.97	5.10		1,350	2.15(8)	2.91	3.00	98
10/31/15	9.95	0.31		(0.21)	0.10	(0.30)	—	(0.30)	(0.20)	9.75	1.06		337	2.14(14)	3.15	3.17	97
10/31/14(15)	10.00	0.02		(0.06)	(0.04)	(0.01)	—	(0.01)	(0.05)	9.95	(0.43	)(3)	100	2.15(4)	4.85 (4)	1.09(4)	83(3)
Class I
04/30/17(6)	9.97	0.20		(0.04)	0.16	(0.15)	—	(0.15)	0.01	9.98	1.39	(3)	28,979	0.90(4)	1.88 (4)	4.11(4)	43(3)
10/31/16	9.75	0.39		0.19	0.58	(0.34)	(0.02)	(0.36)	0.22	9.97	6.15		28,618	1.14(8)(14)	1.91	4.00	98
10/31/15	9.95	0.41		(0.21)	0.20	(0.40)	—	(0.40)	(0.20)	9.75	2.07		26,496	1.14(14)	2.16	4.17	97
10/31/14(15)	10.00	0.03		(0.06)	(0.03)	(0.02)	—	(0.02)	(0.05)	9.95	(0.29	)(3)	24,721	1.15(4)	3.85 (4)	2.09(4)	83(3)

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Footnote Legend

(1)	Computed using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized.
(4)	Annualized.
(5)	Amount is less than $0.005 or 0.005%.
(6)	Unaudited.
(7)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for the Newfleet Credit Opportunities Fund for Class A is 1.35%, for Class C is 2.10%, for Class I is 1.10% and for Class R6 is 1.04% for the year ended October 31, 2016.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Inception date June 5, 2015.
(10)	Ratio shown is a blended expense ratio due to expense limit change (See Note 4).
(11)	Inception date July 20, 2015.
(12)	Inception date November 3, 2017.
(13)	Inception date September 9, 2015.
(14)	Fund under the expense cap due to management fee waiver on portion of assets invested in an affiliated Virtus Fund.
(15)	Inception date September 8, 2014.

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2017 (Unaudited)

Note 1. Organization

Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report the Trust is comprised of three non-diversified funds (Newfleet Credit Opportunities Fund, Aviva Multi-Strategy Target Return Fund and Duff & Phelps Select MLP and Energy Fund) and one diversified fund (Strategic Income Fund) each having a distinct investment objective(s) outlined below.

The Funds have the following investment objectives:

Investment Objective(s)
Newfleet Credit Opportunities Fund	Total return with a secondary objective of income
Aviva Multi-Strategy Target Return Fund	Long-term total return
Duff & Phelps Select MLP and Energy Fund	Total return with a secondary objective of income
Strategic Income Fund	Seeking total return comprised of income and capital appreciation

There is no guarantee that a Fund will achieve its objective(s).

All of the Funds offer Class A shares, Class C shares and Class I shares.

Effective November 3, 2016, the Aviva Multi-Strategy Target Return Fund began offering Class R6 shares. The Newfleet Credit Opportunities Fund also offers Class R6 shares.

Class A shares are sold with a front-end sales charge of up to 5.75% (up to 3.75% for Newfleet Credit Opportunities Fund and Aviva Strategic Income Fund) with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

Class R6 shares are only available to funds advised or subadvised by Virtus Alternative Investment Advisers, Inc. (“VAIA”) or one of its affiliates, and certain employer-sponsored retirement plans, such as 401(k) plans, profit-sharing plans, defined benefit plans and other employer-directed plans. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s Distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

Virtus Mutual Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Rule 12b-1 and/or shareholder service plan (“12b-1 plan”) approved by the Trust’s Board of Trustees (the “Board”) and has exclusive voting rights with respect to such plan(s). Class I and Class R6 shares are not subject to a 12b-1 plan. Income and other expenses as well as realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Trust in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A. Security Valuation

Security valuation procedures for each Fund, which include nightly price variance as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board, and convenes independently from portfolio management. All internally fair valued securities, are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Each Fund’s policy is to recognize transfers between levels at the end of the reporting period.

●	Level 1 —	quoted prices in active markets for identical securities (security types generally include listed equities)

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS  (Continued)

April 30, 2017 (Unaudited)

●	Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 —	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives that are actively traded including options and futures contracts are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (OTC) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end mutual funds are valued as of the close of regular trading on the NYSE, generally 4 p.m. Eastern time, each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical dividend results. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments (i.e. a return of capital) or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS  (Continued)

April 30, 2017 (Unaudited)

C. Investment Income and Return of Capital Estimates

The Duff & Phelps Select MLP and Energy Fund invests in MLPs that make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

D. Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund in the Trust to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of April 30, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

E. Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date and distributed quarterly for the Newfleet Credit Opportunities Fund, semi-annually for the Aviva Multi-Strategy Target Return Fund and Duff & Phelps Select MLP and Energy Fund and monthly for the Strategic Income Fund. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

F. Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which a Fund invests.

G. Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

H. When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Transactions on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I. Loan Agreements

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade, and often involve borrowers that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

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When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

Note 3.	Derivative Financial Instruments

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

A. Futures Contracts

A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts.

During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks to each such Fund are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

B. Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency.

During the fiscal period, Newfleet Credit Opportunities Fund, Aviva Multi-Strategy Target Return Fund and Strategic Income Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

C. Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value” in the Statement of Assets and Liabilities. Written options are reported as a liability within “Written

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options at value”. Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statement of Operations.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

During the fiscal period, Aviva Multi-Strategy Target Return Fund used options contracts to hedge against market and idiosyncratic risk or to reduce portfolio volatility. Strategic Income Fund pursued an option income strategy whereby it purchased and sold out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow in pursuit of additional yield.

The Funds had transactions in written options during the six months ended April 30, 2017 as follows ($ reported in 000s):

	Aviva Multi-Strategy Target Return Fund
	Numbers of Contracts	Premiums Received
Options outstanding at October 31, 2016	444,067	$ 1,195
Options written	9,001	1,327
Options closed	(444,782)	(1,236)

Options outstanding at April 30, 2017	8,286	$ 1,286

D. Swaps

Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Swaps at value”. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.

Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Swaps at value” in the Statements of Assets and Liabilities and amortized over the term of the swap. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.

Securities deposited as margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for swaps”.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down,

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($ reported in thousands)

principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

During the fiscal period, Aviva Multi-Strategy Target Return Fund and Strategic Income Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.

Total return swaps –Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Certain Funds may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).

Certain Funds may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.

During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).

During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios, obtain long or short exposure to the underlying reference instrument, obtain leverage and gain exposure to restricted markets in order to avoid the operational burden of ownership filing requirements. Swap Baskets were entered into to implement custom index exposure in one convenient trading instrument.

Interest rate swaps – Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Certain Funds may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized interest rate swaps to gain exposure to interest rates or to hedge interest rate risk within its portfolio.

Inflation swaps – Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (e.g., the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), while the other pays a compounded fixed rate. One factor that may lead to changes in the values of inflation swaps is a change in real interest rates, which are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a decrease in value of an inflation swap. Certain Funds may enter into inflation swaps to hedge the inflation risk associated with non-inflation indexed investments, thereby creating “synthetic” inflation-indexed investments.

During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized inflation swaps to hedge inflation risk within its portfolio or to gain exposure to the impact of inflation.

Variance swaps –Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on an underlying asset or index. Certain Funds may enter into variance swaps in an attempt to hedge equity market risk or adjust exposure to the equity markets.

During the fiscal period, Aviva Multi-Strategy Target Return Fund utilized variance swaps to capitalize on volatility in the equity markets.

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($ reported in thousands)

The following is a summary of derivative instruments categorized by primary risk exposure as of April 30, 2017:

	Fair Values of Derivative Financial Instruments as of April 30, 2017

	Derivative Assets
		Aviva Multi-Strategy Target Return Fund
	Statements of Assets and
Primary Risk	Liabilities Location	Value
Interest rate contracts	Investment in securities at value[2]; Swaps at value	$2,626

Foreign currency exchange contracts	Investment in securities at value[2]; Unrealized appreciation on forward foreign currency exchange contracts; Swaps at value	2,780

Equity contracts	Net unrealized appreciation (depreciation) on investments[1]; Investment in securities at value[2]; Swaps at value	3,192

Credit contracts	Swaps at value	878

Total		$9,476

1Includes cumulative appreciation (depreciation) on futures contracts and purchased options at value as reported in the Schedules of Investments. For futures contracts only current day’s variation margin is reported within the Statements of Assets and Liabilities.

2Includes purchased options and swaptions at value as reported in the Schedules of Investments.

	Fair Values of Derivative Financial Instruments as of April 30, 2017

	Derivative Liabilities
		Aviva Multi-Strategy Target Return Fund
	Statements of Assets and
Primary Risk	Liabilities Location	Value
Interest rate contracts	Investment in securities at value; Net unrealized appreciation (depreciation) on investments[1]; Swaps at value	$1,635

Foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts; Swaps at value	515

Equity contracts	Written options at value; Net unrealized appreciation (depreciation) on investments[1]; Swaps at value	3,257

Credit contracts	Swaps at value	—

Total		$5,407

1Includes cumulative appreciation (depreciation) on futures contracts and purchased options at value as reported in the Schedules of Investments. For futures contracts only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS  (Continued)

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($ reported in thousands)

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended April 30, 2017
Net Realized Gain (Loss) From

	Newfleet Credit Opportunities Fund	Aviva Multi-Strategy Target Return Fund	Strategic Income Fund
Interest rate contracts:
Futures contracts[5]	$ —	$2,179	$ —
Swaps[4]	—	97	—
Foreign currency exchange contracts:
Forward foreign currency transactions[1]	47	311	14
Purchased options[2]	—	(709)	—
Written options[3]	—	350	—
Equity contracts:
Futures contracts[5]	—	1,408	—
Purchased options[2]	—	125	—
Written options[3]	—	37	—
Swaps[4]	—	(810)	—
Credit contracts:
Swaps[4]	—	598	(360)

Total	$ 47	$3,586	$(346)

1Included in net realized gain (loss) on foreign currency transactions within the Statement of Operations.

2Included in net realized gain (loss) on investments within the Statement of Operations.

3Included in net realized gain (loss) on written options within the Statement of Operations.

4Included in net realized gain (loss) on swaps within the Statement of Operations.

5Included in net realized gain (loss) on futures within the Statement of Operations.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended April 30, 2017
Net Change in Unrealized Appreciation/(Depreciation) on
	Newfleet Credit Opportunities Fund	Aviva Multi-Strategy Target Return Fund	Strategic Income Fund
Interest rate contracts:
Futures contracts[5]	$ —	$(1,206)	$ —
Purchased swaptions[2]	—	(190)	—
Swaps[4]	—	52	—
Foreign currency exchange contracts:
Forward foreign currency transactions[1]	(47)	163	(24)
Purchased options[2]	—	184	—
Written options[3]	—	(4)	—
Swaps[4]	—	(223)	—
Equity contracts:
Futures contracts[5]	—	165	—
Purchased options[2]	—	(383)	—
Written options[3]	—	347	—
Swaps[4]	—	(967)	—
Credit contracts:
Swaps[4]	—	262	129

Total	$(47)	$(1,800)	$105

1Included in net change in unrealized appreciation (depreciation) on foreign currency transactions within the Statement of Operations.

2Included in net change in unrealized appreciation (depreciation) on investments within the Statement of Operations.

3Included in net change in unrealized appreciation (depreciation) on written options within the Statement of Operations.

4Included in net change in unrealized appreciation (depreciation) on swaps within the Statement of Operations.

5Included in net change in unrealized appreciation (depreciation) on futures within the Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS  (Continued)

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($ reported in thousands)

The quarterly average values (unless otherwise specified) of the derivatives held by the funds in the table shown below indicate the volume of derivative activity for each applicable Fund for the six months ended April 30, 2017.

	Newfleet Credit Opportunities Fund	Aviva Multi-Strategy Target Return Fund	Strategic Income Fund
Purchased Options[1]	$ —	$ 4,136	$ —
Purchased Swaptions[1]	—	1,951	—
Written Options[2]	—	(921)	—
Futures Contracts-Long Positions[3]	—	327	—
Futures Contracts-Short Positions[3]	—	17	—
Forward Foreign Currency Exchange Purchase Contracts[4]	544	21,460	—
Forward Foreign Currency Exchange Sale Contracts[5]	560	(41,703)	110
Interest Rate Swap Agreements[6]	—	319,882	—
Credit Default Swap Agreements - Buy Protection[6]	—	15,770	2,257
Credit Default Swap Agreements - Sell Protection[6]	—	21,560	67
Total Return Swap Agreements[6]	—	1,942	—
Inflation Swap Agreements[6]	—	50,373	—
Volatility Swap Agreements[6]	—	446	—
Total Return Basket Swap Agreements[6]	—	2,523	—

1 Average premiums paid for the period.

2 Average premiums received for the period.

3 Average unrealized for the period.

4 Average value at trade date payable.

5 Average value at settlement date receivable.

6 Notional.

E. Derivative Risks

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

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($ reported in thousands)

F.	Collateral Requirements and Master Netting Agreements (“MNA”)

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At April 30, 2017, the Funds’ derivative assets and liabilities (by type) are as follows:

	Aviva Multi-Strategy Target Return Fund

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$157	$68
Forward foreign currency exchange contracts	875	159
Swaps	2,479	3,315
Purchased options[1]	3,146	—
Purchased swaptions	1,465	61
Written options	—	1,068

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$8,122	$4,671

Derivatives not subject to a MNA or similar agreement	(1,802)	(1,384)

Total assets and liabilities subject to a MNA	$6,320	$3,287

    1Includes purchased options at value as reported in the Schedule of Investments

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NOTES TO FINANCIAL STATEMENTS  (Continued)

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($ reported in thousands)

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of April 30, 2017:

Aviva Multi-Strategy Target Return Fund
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received[1]	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
BNP Paribas	$1,715	$(1,023)	$—	$(692)	$—
Citibank	1,342	(202)	—	(1,140)	—
Deutsche Bank AG	640	—	—	(640)	—
Goldman Sachs & Co.	907	(644)	—	(263)	—
Nomura Global Financial Products, Inc.	614	(28)	—	(440)	146
Societe Generale	1,102	(1,102)	—	—	—

Total	$6,320	$(2,999)	$—	$(3,175)	$146

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged[3]	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
BNP Paribas	$1,023	$(1,023)	$—	$—	$—
Citibank	202	(202)	—	—	—
Goldman Sachs & Co.	644	(644)	—	—	—
Nomura Global Financial Products, Inc.	28	(28)	—	—	—
Societe Generale	1,390	(1,102)	—	(288)	—

Total	$3,287	$(2,999)	$—	$(288)	$—

    1Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

    2Net amount represents the net amount receivable from the counterparty in the event of default.

    3Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.

    4Net amount represents the net amount payable due to the counterparty in the event of default.

Note	4. Investment Advisory Fee and Related Party Transactions

A.	Adviser

Virtus Alternative Investment Advisers, Inc. (“VAIA” or the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets or managed assets of each Fund. “Managed assets” means the total assets of the Fund including any assets attributable to borrowings minus the Fund’s accrued liabilities other than such borrowings:

	All Assets	1st $5 Billion	$5+ Billion	Based upon
Newfleet Credit Opportunities Fund	0.75%	— %	— %	Managed assets
Aviva Multi-Strategy Target Return Fund	—	1.30*	1.25	Net assets
Duff & Phelps Select MLP and Energy Fund	1.00	—	—	Net assets
Strategic Income Fund	—	0.80	0.75	Managed assets

Footnote Legend:

*	The Fund’s investment adviser has contractually agreed to waive a portion of the management fee so that such fee does not exceed 1.25% through April 30, 2018.

During the period covered by these financial statements, the Strategic Income Fund invested a portion of its assets in Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Strategic Income Fund on the assets invested in the Newfleet Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $1. This waiver is in

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS  (Continued)

April 30, 2017 (Unaudited)

($ reported in thousands)

addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statement of Operations in “expenses reimbursed and/or waived by the investment adviser”.

B.	Subadvisers

The subadvisers manage the investments of each Fund, for which they are paid a fee by the Adviser.

At April 30, 2017, Subadvisers with respect to the Funds they serve are as follows: Aviva Investors Americas LLC (“Aviva”), for Aviva Multi-Strategy Target Return Fund; Duff & Phelps Investment Management Co. (“Duff & Phelps”), an indirect wholly-owned subsidiary of Virtus, for Duff & Phelps Select MLP and Energy Fund; and Newfleet Asset Management, LLC (“Newfleet”), an indirect wholly-owned subsidiary of Virtus, for both Newfleet Credit Opportunities Fund and Strategic Income Fund.

C.	Expense Limits and Fee Waivers

The Adviser has contractually agreed to limit each Fund’s operating expenses (excluding front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, dividend expenses, and leverage expenses, if any), so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily managed assets or net assets through the dates indicated below.

Following the contractual period, the Adviser may discontinue these expense caps and/or fee waivers at any time.

					Through
Fund	Class A	Class C	Class I	Class R6	Date
Newfleet Credit Opportunities Fund	1.35%	2.10%	1.10%	1.07%	4/30/2018
Aviva Multi-Strategy Target Return Fund	1.69	2.44	1.44	1.38	4/30/2018
Duff & Phelps Select MLP and Energy Fund	1.55	2.30	1.30	—	4/30/2018
Strategic Income Fund[1]	1.15	1.90	0.90	—	3/01/2018

Footnote Legend:

[1]	Prior to November 1, 2016, the contractual expense limits were 1.40%, 2.15% and 1.15% for Class A shares, Class C shares and Class I shares, respectively.

Under certain conditions, the Adviser may recapture operating expenses reimbursed within three years after the date on which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations, or if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser-reimbursed expenses may be recaptured by the fiscal year ending:

	2017	2018	2019	2020
Newfleet Credit Opportunities Fund	$ —	$175	$446	$120
Aviva Multi-Strategy Target Return Fund	—	228	579	247
Duff &Phelps Select MLP and Energy Fund	—	52	147	87
Strategic Income Fund	86	215	221	147

D.	Distributor

VP Distributors, LLC (“VP Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended April 30, 2017, there were $1 in commissions for Class A shares and $0 and $0 in CDSC for Class A shares and Class C shares, respectively.

In addition, each Fund pays VP Distributors distribution and/or service fees under a 12b-1 plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: a service fee at a rate of 0.25% for Class A and Class C shares and a distribution fee of 0.75% for Class C shares. Class I and Class R6 shares are not subject to a 12b-1 plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

E.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect wholly-owned subsidiary of Virtus, serves as the Administrator and Transfer Agent of the Trust. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) services as Sub-Administrative and Accounting Agent of the Trust.

For the six months ended April 30, 2017, the Funds incurred administration fees totaling $127 which are included in the Statements of Operations.

For the six months ended April 30, 2017, the Funds incurred sub-administration fees of $200 of which $0 was voluntarily waived by BNY Mellon which are included in the Statements of Operations.

For the six months ended April 30, 2017, the Funds incurred transfer agent fees totaling $93 which are included in the Statements of Operations. A portion of these fees was paid to outside entities that also provide services to the Funds.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS  (Continued)

April 30, 2017 (Unaudited)

($ reported in thousands)

F. Affiliated Shareholders

At April 30, 2017, Virtus and its affiliates held shares of the Funds which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
Newfleet Credit Opportunities Fund
Class A	10,632	$ 107
Class C	10,498	105
Class I	10,678	107
Class R6	8,496,457	85,389
Aviva Multi-Strategy Target Return Fund
Class A	10,092	$ 99
Class C	10,056	97
Class I	4,013,990	39,336
Class R6	10,448	102
Duff & Phelps Select MLP and Energy Fund
Class A	10,335	$ 106
Class C	10,245	105
Class I	497,395	5,128
Strategic Income Fund
Class A	10,924	$ 109
Class C	10,713	107
Class I	2,727,420	27,220

G.	Investments in Affiliates

A summary of the Strategic Income Fund’s total long-term and short-term purchases and sales of affiliated underlying funds during the six months ended April 30, 2017, is as follows:

	Value beginning of period	Purchases	Sales Proceeds	Value, end of period	Dividend Income	Distributions of Realized Gains
Newfleet Credit Opportunities Fund	$496	$—	$504	$—	$8	$—	(a)

Total	$496	$—	$504	$—	$8	$—

Footnote Legend:

(a)	Amount is less than $500.

H.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at April 30, 2017.

Note 5.	Purchases and Sales of Securities

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term securities) during the six months ended April 30, 2017, were as follows:

	Purchases	Sales
Newfleet Credit Opportunities Fund	$67,922	$61,929
Aviva Multi-Strategy Target Return Fund	7,934	29,382
Duff & Phelps Select MLP and Energy Fund	1,265	993
Strategic Income Fund	10,457	39,206

Purchases and sales of long-term U.S. Government and agency securities for the Funds during the six months ended April 30, 2017, were as follows:

	Purchases	Sales
Aviva Multi-Strategy Target Return Fund	$16,341	$9,001
Strategic Income Fund	—	270

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS  (Continued)

April 30, 2017 (Unaudited)

($ reported in thousands)

Note 6.	Capital Share Transactions

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Newfleet Credit Opportunities Fund
	Six Months Ended April 30, 2017 (Unaudited)			Year Ended October 31, 2016
	SHARES		AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	187		$ 1,843	17	$ 164
Reinvestment of distributions	4		41	1	8
Shares repurchased.	(23)		(232)	(3)	(25)

Net Increase / (Decrease)	168		$ 1,652	15	$ 147

Class C
Sale of shares	5		$ 48	10	$ 95
Reinvestment of distributions	1		3	—	3
Shares repurchased.	(1)		(5)	(5)	(50)

Net Increase / (Decrease)	5		$ 46	5	$ 48

Class I
Sale of shares	322		$ 3,247	30	$ 294
Reinvestment of distributions	5		47	1	11
Shares repurchased.	(327)		(3,267)	—	—

Net Increase / (Decrease)	—	(a)	$ 27	31	$ 305

Class R6
Sale of shares	—		$ —	—	$ —
Reinvestment of distributions	1		3	76	737
Shares repurchased.	(787)		(7,858)	(217)	(2,102)

Net Increase / (Decrease)	(786)		$(7,855)	(141)	$(1,365)

	Aviva Multi-Strategy Target Return Fund
	Six Months Ended April 30, 2017 (Unaudited)			Year Ended October 31, 2016
	SHARES		AMOUNT	SHARES	AMOUNT
Class A
Sale of shares	76		$ 751	896	$ 8,794
Reinvestment of distributions	2		16	1	11
Shares repurchased.	(173)		(1,699)	(484)	(4,682)

Net Increase / (Decrease)	(95)		$ (932)	413	$ 4,123

Class C
Sale of shares	12		$ 115	615	$ 6,014
Reinvestment of distributions	—		—	1	5
Shares repurchased.	(147)		(1,421)	(177)	(1,697)

Net Increase / (Decrease)	(135)		$ (1,306)	439	$ 4,322

Class I
Sale of shares	2,252		$ 22,079	9,112	$89,311
Reinvestment of distributions	70		690	37	361
Shares repurchased.	(3,359)		(32,861)	(2,827)	(27,363)

Net Increase / (Decrease)	(1,037)		$(10,092)	6,322	$62,309

Class R6
Sale of shares	10		$ 100	—	$ —
Reinvestment of distributions	—	(a)	1	—	—
Shares repurchased.	—		—	—	—

Net Increase / (Decrease)	10		$ 101	—	$ —

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS  (Continued)

April 30, 2017 (Unaudited)

($ reported in thousands)

	Duff & Phelps Select MLP and Energy Fund
	Six Months Ended
	April 30, 2017			Year Ended
	(Unaudited)			October 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	9		$ 88	13		$121
Reinvestment of distributions	—	(a)	3	1		3
Shares repurchased	(1)		(13)	—	(a)	(4)

Net Increase / (Decrease)	8		$ 78	14		$120

Class C
Sale of shares	3		$ 24	3		$ 29
Reinvestment of distributions	—	(a)	1	—	(a)	2
Shares repurchased	(1)		(6)	—		—

Net Increase / (Decrease)	2		$ 19	3		$ 31

Class I
Sale of shares	19		$197	4		$ 33
Reinvestment of distributions	6		66	11		96
Shares repurchased	—		—	—		—

Net Increase / (Decrease)	25		$263	15		$129

	Strategic Income Fund
	Six Months Ended
	April 30, 2017			Year Ended
	(Unaudited)			October 31, 2016
	SHARES		AMOUNT	SHARES		AMOUNT
Class A
Sale of shares	11		$ 111	86		$ 831
Reinvestment of distributions	1		11	4		39
Shares repurchased	(65)		(645)	(194)		(1,830)

Net Increase / (Decrease)	(53)		$(523)	(104)		$ (960)

Class C
Sale of shares	18		$ 179	105		$ 1,007
Reinvestment of distributions	1		11	3		30
Shares repurchased	(63)		(628)	(8)		(78)

Net Increase / (Decrease)	(44)		$(438)	100		$ 959

Class I
Sale of shares	71		$ 698	88		$ 863
Reinvestment of distributions	43		426	104		1,010
Shares repurchased	(78)		(777)	(40)		(383)

Net Increase / (Decrease)	36		$ 347	152		$ 1,490

Footnote Legend:

(a)	Amount is less than $500.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS  (Continued)

April 30, 2017 (Unaudited)

($ reported in thousands)

Note 7. 10% Shareholders

As of April 30, 2017, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
Newfleet Credit Opportunities Fund#	87%	1*
Aviva Multi-Strategy Target Return Fund	72	2*
Duff & Phelps Select MLP and Energy Fund	91	1*
Strategic Income Fund	91	1*

Footnote Legend:

*	Shareholder account is affiliated.

#	A significant portion of the Newfleet Credit Opportunities Fund is owned by Virtus Newfleet Multi-Sector Short Term Bond Fund. The Virtus Newfleet Multi-Sector Short Term Bond Fund does not invest in Newfleet Credit Opportunities Fund for the purpose of exercising management or control; however the investments made by the Virtus Newfleet Multi-Sector Short Term Bond Fund within each of its principal investment strategies may represent a significant portion of Newfleet Credit Opportunities Fund’s net assets. At April 30, 2017, the Virtus Newfleet Multi-Sector Short Term Bond Fund was the owner of record of approximately 77% of the Newfleet Credit Opportunities Fund.

Note 8.	Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors or countries of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 9.	Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At April 30, 2017, the Funds did not hold any securities that were both illiquid and restricted.

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS  (Continued)

April 30, 2017 (Unaudited)

($ reported in thousands)

Note 10. Federal Income Tax Information

At April 30, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost (Proceeds)	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet Credit Opportunities Fund - Investments	$ 94,401	$2,699	$ (573)	$2,126
Aviva Multi-Strategy Target Return Fund - Investments	103,003	1,664	(2,410)	(746)
Aviva Multi-Strategy Target Return Fund - Written Options	(1,286)	219	(1)	218
Duff & Phelps Select MLP and Energy Fund - Investments	5,346	637	(223)	414
Strategic Income Fund - Investments	15,018	20	(21)	(1)

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales and passive activity losses.

Certain Funds have capital-loss carryforwards available to offset future realized capital gains.

	Short-Term	Long-Term
Newfleet Credit Opportunities Fund	$3,001	$ 376
Aviva Multi-Strategy Target Return Fund	819	1,306
Duff &Phelps Select MLP and Energy Fund	140	—
Strategic Income Fund	67	486

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the beginning of this note) consist of the following:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Newfleet Credit Opportunities Fund	$398	$ —
Aviva Multi-Strategy Target Return Fund	420	—
Duff & Phelps Select MLP and Energy Fund	—	—
Strategic Income Fund	—	—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

The tax character of dividends and distributions paid during the year ended October 31, 2016 and 2015 was as follows:

		Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Newfleet Credit Opportunities Fund	2016	$3,633	$ —	$ —	$3,633
	2015	481	—	—	481
Aviva Multi-Strategy Target Return Fund	2016	321	70	—	391
Duff & Phelps Select MLP and Energy Fund	2016	48	—	53	101
Strategic Income Fund	2016	1,023	—	60	1,083
	2015	1,071	—	—	1,071

VIRTUS ALTERNATIVE SOLUTIONS TRUST

NOTES TO FINANCIAL STATEMENTS  (Continued)

April 30, 2017 (Unaudited)

($ reported in thousands)

Note 11. New	Accounting Pronouncements

On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Note 12. Regulatory Matters and Litigation

From time to time, the Trust, the Funds’ Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

Note 13. Indemnifications

Under the Trust’s organizational documents, and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note 14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the financial statements:

Effective May 10, 2017, Virtus Strategic Income Fund was liquidated. The Fund has ceased to exist and is no longer available for sale.

Effective May 8, 2017, certain Funds’ names have changed as shown in the table below:

Prior Fund Name	New Fund Name
Virtus Credit Opportunities Fund	Virtus Newfleet Credit Opportunities Fund
Virtus Multi-Strategy Target Return Fund	Virtus Aviva Multi-Strategy Target Return Fund
Virtus Select MLP and Energy Fund	Virtus Duff & Phelps Select MLP and Energy Fund

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Alternative Solutions Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Alternative Investment Advisers, Inc. (“VAIA”) and of each subadvisory agreement (the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Newfleet Credit Opportunities Fund, Virtus Aviva Multi-Strategy Target Return Fund and Virtus Duff & Phelps Select MLP and Energy Fund (individually and collectively, the “Funds”). At in-person meetings held on November 2, 2016 and November 16-17, 2016 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VAIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VAIA and each Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VAIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VAIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of each Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VAIA under the Advisory Agreement; (5) any “fall-out” benefits to VAIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VAIA, the Subadvisers or their affiliates from VAIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VAIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent, and Quality of Services

The Trustees received in advance of the Meetings information provided from VAIA and each Subadviser, including completed questionnaires concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VAIA’s senior management personnel, during which, among other items, VAIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VAIA is responsible for the management of each Fund’s investment program and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VAIA, the Board considered VAIA’s process for supervising and managing the Funds’ subadvisers, including (a) VAIA’s ability to select and monitor the subadvisers; (b) VAIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VAIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VAIA’s management and other personnel; (b) the financial condition of VAIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VAIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VAIA and its affiliates to the Funds; (e) VAIA’s supervision of the Funds’ other service providers; and (f) VAIA’s risk management processes. It was noted that affiliates of VAIA serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VAIA’s management and the quality of the performance of VAIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VAIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VAIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VAIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VAIA’s focus on each Subadviser’s performance and noted VAIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2016.

Virtus Newfleet Credit Opportunities Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the year-to-date and 1-year periods.

Virtus Aviva Multi-Strategy Target Return Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the year-to-date period.

Virtus Duff & Phelps Select MLP and Energy Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the year-to-date period.

With respect to Virtus Newfleet Credit Opportunities Fund and Virtus Aviva Multi-Strategy Target Return Fund, the Board considered management’s discussion about the reasons for each Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons for or plans discussed to address underperformance, were satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VAIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VAIA after payment of the subadvisory fee. The Board also took into account the size of each Fund and the impact on expenses. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of each Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Newfleet Credit Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus Aviva Multi-Strategy Target Return Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus Duff & Phelps Select MLP and Energy Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group, while its net total expenses after waivers were equal to the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund, including any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

Profitability

The Board also considered certain information relating to profitability that had been provided by VAIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Fund-by-Fund basis, of VAIA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by a VAIA affiliate. In addition to the fees paid to VAIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VAIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VAIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VAIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VAIA out of the fees that VAIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VAIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VAIA, such profitability might be directly or indirectly shared by VAIA. In addition, with respect to Aviva Investors America LLC, the unaffiliated Subadviser, the Board relied on the ability of VAIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationships with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VAIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for certain Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for all of the Funds. The Board also took into account management’s discussion of each Fund’s management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Funds. The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VAIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors

The Board considered other benefits that may be realized by VAIA and each Subadviser and their respective affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VAIA and certain Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VAIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VAIA, there are no other direct benefits to the Subadvisers or VAIA in providing investment advisory services to the Funds, other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

Virtus Alternative Solutions Trust

101 Munson Street

Greenfield, MA 01301-9668

Trustees

Philip R. McLoughlin, Chairman

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

John R. Mallin

Hassell H. McClellan

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Ferdinand L.J. Verdonck

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President,

  Chief Financial Officer and Treasurer

Jennifer Fromm, Vice President, Chief Legal

  Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and

  Chief Compliance Officer

Investment Adviser

Virtus Alternative Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

Bank of New York Mellon

One Wall Street

New York, NY 10286

How to Contact Us

Mutual Fund Services	1-800-243-1574

Adviser Consulting Group	1-800-243-4361

Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, or contact us

at 1-800-243-1574 or Virtus.com.

8555	06-17

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Alternative Solutions Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	July 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	July 6, 2017

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date	July 6, 2017

* Print the name and title of each signing officer under his or her signature.